CONVERTIBLE DEBENTURES (Details 1) - Derivative Liability One [Member]	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.91%	2.70%
Expected life	1 year 11 months 1 day	2 years 9 months 10 days
Expected volatility	94.00%	93.24%